Financial Instruments at Fair Value through Profit or Loss - Schedule of Financial Instruments at Fair Value Through Profit or Loss (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 472,283	$ 332,724
Financial instruments at fair value through profit or loss within three months	161,019	130,421
Chilean Central Bank And Government Security [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	160,751	50,743
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	22,878	111
Foreign Financial Securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	186,925	232,083
Foreign Financial Securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		8,824
Investments in mutual funds [member] | Funds managed by related subsidiaries [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	47,598	39,842
Financial assets not held for trading valued mandatorily at fair value through profit or loss [member] | Loans originated and acquired by the entity at fair value [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	53,206
Other Investment [member] | Other Financial instruments at fair value through profit loss [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 925	$ 1,121